LEASES - Cash Flow from operating leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 26,733
Operating leases	¥ 112,513
Weighted average remaining lease term, operating leases	3 years 9 months 4 days
Weighted average discount rate, operating leases	5.21%